Contract Assets - Summary of Contract Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contract assets [line items]
Current contract assets	₺ 972,052	₺ 933,969
Non current contract assets	128,114	10,291
Contract assets [member]
Disclosure of contract assets [line items]
Current contract assets	972,052	933,969
Non current contract assets	₺ 128,114	₺ 10,291